CONSOLIDATED INCOME STATEMENTS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED INCOME STATEMENTS
Net energy expense (credit)	$ 122.3	$ 171.3	$ (28.7)